Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
A summary of the Company’s property and equipment, net is as follows:

	December 31,
(Dollars in Thousands)	2020	2019
Furniture and fixtures	$1,073	$1,076
Computer equipment	1,051	869
Leasehold improvements	4,863	4,661
	6,987	6,606
Less accumulated depreciation and amortization	(2,173)	(984)
Property and equipment, net	$4,814	$5,622
A summary of the Company’s property and equipment, net is as follows:

(Dollars in Thousands)	September 30, 2021	December 31, 2020
Furniture and fixtures	$1,110	$1,073
Computer equipment	1,430	1,051
Leasehold improvements	4,827	4,863
	7,367	6,987
Less accumulated depreciation and amortization	(3,026)	(2,173)
Property and equipment, net	$4,341	$4,814